CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
VOYAGE REVENUES:	$ 644,135	$ 597,452	$ 529,879
EXPENSES:
Voyage expenses	145,267	125,802	125,350
Charter hire expense	21,602	10,822	10,822
Vessel operating expenses	179,205	180,233	181,693
Depreciation and amortization	137,100	139,424	146,798
General and administrative expenses	29,040	27,696	27,032
Loss on sale of vessels (Note 4)	6,451	0	364
Impairment charges (Note 3, 4)	28,776	27,613	65,965
Total expenses	547,441	511,590	558,024
Operating income (loss)	96,694	85,862	(28,145)
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(70,579)	(74,723)	(76,809)
Interest income	1,071	3,694	2,507
Other, net	36	(825)	1,405
Total other expenses, net	(69,472)	(71,854)	(72,897)
Net income (loss)	27,222	14,008	(101,042)
Less: Net (income) loss attributable to the non-controlling interest	(3,220)	1,118	1,839
Net income (loss) attributable to Tsakos Energy Navigation Limited	24,002	15,126	(99,203)
Effect of preferred dividends (Note 10)	(36,579)	(40,400)	(33,763)
Deemed dividend on Series B Preferred Shares (Note 10)	0	(2,750)	0
Deemed dividend on Series C Preferred Shares (Note 10)	(2,493)	0	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (15,070)	$ (28,024)	$ (132,966)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (0.80)	$ (1.58)	$ (7.63)
Weighted average number of shares, basic and diluted	18,768,599	17,751,585	17,422,327